Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign currency translation, tax expense (recovery)	$ 10	$ (7)
Hybrid Notes as a hedge of the foreign currency exposure	1,200	1,200
Net change in unrecognized pension and post-retirement benefit obligation		1
OCI, tax expense (recovery)	10	(6)
Net investment in United States dollar denominated operations
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,200	$ 1,200